Segments Reporting (Tables)	12 Months Ended
Jun. 30, 2018
Segments Reporting
Segment of interest expenses from financing activities and depreciation

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2018	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,842,909	—	1,842,909
R&D tax concession refund	1,849,123	—	1,238	1,850,361
Other income	—	40	—	40
Total Segment Revenues & Other income	1,849,123	1,842,949	1,238	3,693,310

Segment Expenses
Depreciation	—	—	(5,047)	(5,047)
Finance costs	—	—	(18,857)	(18,857)
Share-based payments	—	—	(59,975)	(59,975)
Other operating expenses	(2,257,224)	(832,661)	(3,530,475)	(6,620,360)
Total Segment Expenses	(2,257,224)	(832,661)	(3,614,354)	(6,704,239)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(408,101)	1,010,288	(3,613,116)	(3,010,929)

Assets
Segment assets	1,191,029	3,162,045	4,889,614	9,242,688
Total Assets	1,191,029	3,162,045	4,889,614	9,242,688

Liabilities
Segment liabilities	(174,434)	(26,009)	(602,895)	(803,338)
Total Liabilities	(174,434)	(26,009)	(602,895)	(803,338)

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2017	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,396,197	—	1,396,197
R&D tax concession refund	1,575,315	—	—	1,575,315
Interest income	—	—	8,386	8,386
Other income	25,000	5,672	—	30,672
Total Segment Revenues & Other income	1,600,315	1,401,869	8,386	3,010,570

Segment Expenses
Depreciation	—	—	(4,922)	(4,922)
Finance costs	—	—	(24,483)	(24,483)
Share-based payments	(188,481)	—	(334,184)	(522,665)
Other operating expenses	(4,805,874)	(1,017,169)	(3,439,611)	(9,262,654)
Total Segment Expenses	(4,994,355)	(1,017,169)	(3,803,200)	(9,814,724)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(3,394,040)	384,700	(3,794,814)	(6,804,154)

Assets
Segment assets	1,498,112	2,585,755	4,202,624	8,286,491
Total Assets	1,498,112	2,585,755	4,202,624	8,286,491

Liabilities
Segment liabilities	(514,326)	(330,218)	(867,021)	(1,711,565)
Total Liabilities	(514,326)	(330,218)	(867,021)	(1,711,565)

	Research & Development	HyperImmune Products	Unallocated Corporate	Total
30 June 2016	AUD$	AUD$	AUD$	AUD$

Segment Revenue & Other income
Revenue from external customers	—	1,001,077	—	1,001,077
R&D tax concession refund	1,512,840	—	—	1,512,840
Interest income	—	—	12,165	12,165
Other income	—	10,200	3,810	14,010
Total Segment Revenues & Other income	1,512,840	1,011,277	15,975	2,540,092

Segment Expenses
Depreciation	—	—	(3,892)	(3,892)
Finance costs	—	—	(156,000)	(156,000)
Share-based payments	—	—	(2,079,375)	(2,079,375)
Other operating expenses	(3,623,961)	(570,183)	(3,175,448)	(7,369,592)
Total Segment Expenses	(3,623,961)	(570,183)	(5,414,715)	(9,608,859)
Income Tax Expenses	—	—	—	—
(Loss)/Profit for the Period	(2,111,121)	441,094	(5,398,740)	(7,068,767)

Assets
Segment assets	1,512,840	2,318,860	4,995,784	8,827,484
Total Assets	1,512,840	2,318,860	4,995,784	8,827,484

Liabilities
Segment liabilities	(769,434)	(538,806)	(2,578,681)	(3,886,921)
Total Liabilities	(769,434)	(538,806)	(2,578,681)	(3,886,921)

Schedule of major customers

During the years ended 30 June 2018, 2017 and 2016, the Company had the following major customers (and their respective contribution to the Group’s total revenue):

	2018	2017	2016
Customer A	31%	13%	16%
Customer B	25%	34%	43%
Customer C	12%	15%	22%
Customer D	10%	15%	*
Customer E	*	10%	*

* Less than 10% of revenue for the respective year.